General and Administration Expenses	12 Months Ended
Dec. 31, 2011
General and Administration Expenses Disclosure [Abstract]
General and Administration Expenses [Text Block]

19.	General and Administration Expenses:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Auditors' and accountants' fees	752	994	1,159
Professional services	1,844	1,615	1,831
Salaries, BOD remuneration and other compensation	3,219	3,159	2,086
D&O Insurance	173	166	120
Other	2,082	1,672	732
Total	8,070	7,606	5,928

Other expenses for the year ended December 31, 2011 mainly include MCS office rent of $561, common building expenses for the executive offices of $110, subscription expenses of $146 and travelling and transportation expenses of $236. Other expenses for the year ended December 31, 2010 mainly include MCS office rent of $654, common building expenses for the executive offices of $134, subscription expenses of $118 and travelling and transportation expenses of $116. Other expenses for the year ended December 31, 2009 mainly include common building expenses for the executive offices of $132, printing and stationary expenses of $132 and travelling and transportation expenses of $56.